Business Combinations - Summary of composition of goodwill (Detail) $ in Thousands	Apr. 04, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Total Goodwill	$ 28,484
PELSA [member]
Disclosure of detailed information about business combination [line items]
Total Goodwill	11,999
Oil and gas properties [member]
Disclosure of detailed information about business combination [line items]
Total Goodwill	5,542
APCO [member]
Disclosure of detailed information about business combination [line items]
Total Goodwill	$ 10,943